Warrants Liability (Tables)	12 Months Ended
Jun. 30, 2026
Warrants Liability [Abstract]
Schedule of Unlisted and Listed Warrants
	30 June 2026 $	30 June 2025 $
Unlisted warrants (7.00 exp. 7/2/2029) (a)	10,501,959	8,165,820
Unlisted warrants ($7.00 exp. 6/10/2031) (b)	57,216,086
Unlisted warrants ($5.00 exp. 27/02/2027) (c)	-	27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) (d)	-	2,023,500
Listed warrants ($11.50 exp. 27/2/2029) (e)	27,348,967	3,529,803
	95,067,012	40,919,123
a)	PIPE Warrants issued on 7 February 2025

b)	PIPE Warrants issued on 6 October 2025
c)	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)

d)	Additional warrants issued to Empery Asset Management LP
e)	Listed warrants

Schedule of Warrants Liability

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	40,919,123	37,864,064
Issue of unlisted warrants PIPE	-	3,104,593
Issue of unlisted warrants PIPE (derivative liability) (b)	34,995,000	-
Exercise of warrants (note 22)	(74,519,164)	-
Settlement of GEM dispute (note 16)	(27,200,000)	-
(Gain)/loss on fair value of warrants (i)	120,872,053	(49,534)
Balance at end of year	95,067,012	40,919,123

(i)	Comprises loss on fair value of warrants classified as a level 1 measurement ($23,973,908) and loss of fair value of warrants classified as a level 3 measurement ($96,898,145)

b)	PIPE Warrants issued on 6 October 2025

Schedule of Fair Value of the Warrants Granted
Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.325%
Expected life of warrants	4.00 years
Exercise price	$7.00
Implied issue date share price	$1.90

The fair value of the warrants granted is estimated as at 30 June 2026 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,595,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	4.146%
Expected life of warrants	2.60 years
Exercise price	$7.00
Share price at 30 June 2026	$10.25

The fair value of the PIPE Investor Warrants is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	10,000,000
Dividend yield	0.00%
Expected volatility	87.5%
Risk-free interest rate	3.810%
Expected life of warrants	6.00 years
Exercise price	$7.00
Implied issue date share price	$7.98

As at 30 June 2026 the fair value of the warrants is as follows:

Assumptions
Number warrants issued	9,990,000
Dividend yield	0.00%
Expected volatility	90%
Risk-free interest rate	4.205%
Expected life of warrants	5.26 years
Exercise price	$7.00
Share price at 30 June 2026	$10.25

The fair value of the warrants granted is estimated as at the date of grant using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied issue date share price	$1.53

Schedule of Calibration Allowance

As at 30 June 2026 the roll-forward of the balance of Calibration Allowance is as follows:

Initial amount of Calibration Allowance as of 6 October 2025	26,025,000
Amortization of Calibration Allowance related to 10,000,000 warrants outstanding	(3,197,211)
Balance of Calibration Allowance at 30 June 2026	22,827,789